AGREEMENTS TO ACQUIRE (Details Narrative) - USD ($)		6 Months Ended
	Dec. 15, 2021	Dec. 31, 2023	Mar. 19, 2023
Lion Works Purchase Agreement [Member] | Lion Works [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			51.00%
Commsa Acquisition [Member] | Commsa Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Business Acquisition, Equity Interest Issued or Issuable, Description	in consideration for $1,000,000 in cash and the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus (the “Commsa Acquisition”).
Payments to Acquire Businesses, Gross		$ 0
Lion Works Purchase Agreement [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 0